Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	831,042	0	0
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted earnings per share	354,423	256,165	300,185